Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based on this evaluation, and except as disclosed below, the Company did not identify any subsequent events that require adjustment to, or disclosure in, the financial statements in accordance with U.S. GAAP.

Private Placement

On April 11, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a U.S. investor (the “Investor”) for a private placement offering, providing the sale and issuance of 1,300,000 ordinary shares of the Company, par value $0.0001 per share (the “Shares”), at a purchase price of $0.25 per Share, for aggregate gross proceeds of $325,000. The Securities Purchase Agreement contains customary representations and warranties of the Company and the Investor and customary indemnification and obligations of the parties. On April 24, 2026, the transaction contemplated by the Securities Purchase Agreement was closed. Upon closing, the Company issued a total of 1,300,000 ordinary shares to the Investor following receipt of gross proceeds of $325,000.

Short-Term Loans

On February 5, 2026, the Company obtained a short-term loan of $428,994 (RMB 3,000,000) from XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. The loan bears interest at an annual rate of 3.5% per annum and is scheduled to mature on May 25, 2026. The loan is secured by accounts receivable totaling $428,994 (RMB 3,000,000) and is personally guaranteed by the CEO and one family member.

On March 4, 2026, the Company obtained a short-term loan of $220,217 (RMB 1,540,000) from XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. The loan bears interest at an annual rate of 3.5% per annum and is scheduled to mature on June 25, 2026. The loan is secured by accounts receivable totaling $220,217 (RMB 1,540,000) and is personally guaranteed by the CEO and one family member.

Related Party Transaction

For the subsequent periods after financial statement date till the financial statement issue date, the Company received totaling $328,896 interest free loan from its related parties, which is due on demand.